UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File No. 811-21539

First Trust Senior Floating Rate Income Fund II

Exact Name of Registrant as Specified in Declaration of Trust

120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

W. Scott Jardine

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

(630) 765-8000

Registrant's Telephone Number, including Area Code

Date of fiscal year end: May 31

Date of reporting period: July 1, 2020 - June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Proxy Voting Record

CUMULUS MEDIA INC.

Ticker:       CMLS           Security ID:  231082801
Meeting Date: MAY 04, 2021   Meeting Type: Annual
Record Date:  MAR 12, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mary G. Berner           For       For          Management
1.2   Elect Director David M. Baum            For       For          Management
1.3   Elect Director Matthew C. Blank         For       For          Management
1.4   Elect Director Thomas H. Castro         For       For          Management
1.5   Elect Director Joan Hogan Gillman       For       For          Management
1.6   Elect Director Andrew W. Hobson         For       For          Management
1.7   Elect Director Brian G. Kushner         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

--------------------------------------------------------------------------------

VISTRA CORP.

Ticker:       VST            Security ID:  92840M102
Meeting Date: APR 28, 2021   Meeting Type: Annual
Record Date:  MAR 16, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Scott B. Helm            For       For          Management
1.2   Elect Director Hilary E. Ackermann      For       For          Management
1.3   Elect Director Arcilia C. Acosta        For       For          Management
1.4   Elect Director Gavin R. Baiera          For       For          Management
1.5   Elect Director  Paul M. Barbas          For       For          Management
1.6   Elect Director Lisa Crutchfield         For       For          Management
1.7   Elect Director Brian K. Ferraioli       For       For          Management
1.8   Elect Director Jeff D. Hunter           For       For          Management
1.9   Elect Director Curtis A. Morgan         For       For          Management
1.10  Elect Director John R. Sult             For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FIRST TRUST SENIOR FLOATING RATE INCOME FUND II

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

Date	August 5, 2021

* Print the name and title of each signing officer under his or her signature.